Accrued Liabilities and Other Noncurrent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Accrued liabilities
Employee wages, payroll taxes and withholdings	$ 6,477	$ 7,861	$ 3,327
Unbilled advertising	10,537	5,212	1,400
Sales tax	6,393	4,720	3,352
Income tax payable	4,373	1,985	1,419
Insurance	1,311	1,652	886
Accrued construction in-progress costs	4,593	1,489	958
Product warranty returns	1,213	1,285	783	648
Accrued employee compensated absences	1,727	1,114	869
Accrued interest	1,547	575	629
Acquisition contingent payment	1,887	324	1,980
Other	8,328	5,563	6,262
Total accrued liabilities	47,386	31,780	21,865
Other noncurrent liabilities
Deferred lease liabilities		39,344	34,511
Deferred vendor incentives		7,646	4,311
Product warranty returns, less current portion		1,481	1,280	1,154
Noncurrent accrued interest			3,160
Related party management fees			800
Other		882	1,117
Total other noncurrent liabilities	$ 56,941	$ 49,353	$ 45,179